February 28, 2026
2026 Quarterly Report (Unaudited)

BlackRock Municipal Series Trust
• BlackRock Strategic Municipal Opportunities Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
February 28, 2026
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Construction & Engineering — 0.1%
TimberHp By Go Lab, Inc.(a)	1,943,710	$ 4,451,096
Total Common Stocks — 0.1% (Cost: $3,338)		4,451,096

	Par (000)
Municipal Bonds
Alabama — 8.4%
Black Belt Energy Gas District RB, Series E, 07/01/33(b)	$7,570	8,207,463
Black Belt Energy Gas District, RB
Series A, 5.25%, 01/01/54(c)	31,050	33,637,865
Series A, 5.25%, 05/01/55(c)	7,450	8,084,408
Series C, 5.50%, 10/01/54(c)	25,000	27,886,640
Series F, 5.00%, 12/01/35	6,900	7,586,137
Black Belt Energy Gas District, Refunding RB, Series D, 5.00%, 12/01/55(c)	15,155	16,825,730
County of Jefferson AL Sewer Revenue, Refunding RB, 5.50%, 10/01/53	7,075	7,498,960
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.25%, 10/01/49	5,485	5,777,930
Energy Southeast A Cooperative District, RB(c)
Series A-1, 5.50%, 11/01/53	30,150	33,190,854
Series B, 5.25%, 07/01/54	21,885	24,164,660
Series B-1, 5.75%, 04/01/54	42,000	47,361,803
Southeast Energy Authority A Cooperative District, RB
Series A, 5.00%, 01/01/56(c)	6,200	6,524,442
Series B, 5.00%, 01/01/54(c)	31,495	33,884,302
Series B, 5.25%, 03/01/55(c)	4,000	4,283,515
Series E, 5.00%, 10/01/30	20,000	21,796,428
		286,711,137
Alaska — 0.0%
Northern Tobacco Securitization Corp., Refunding RB, Series A, Class 1, 4.00%, 06/01/50	1,000	842,693
Arizona — 2.7%
Arizona Industrial Development Authority, RB, 7.10%, 01/01/55(d)	3,095	3,109,899
City of Mesa Arizona Utility System Revenue, RB
5.00%, 07/01/41	7,535	8,335,018
5.00%, 07/01/44	10,000	10,770,090
(AGM), 4.50%, 07/01/49	980	982,608
City of Phoenix Civic Improvement Corp., RB, Junior Lien, 5.25%, 07/01/47	3,330	3,612,704
Maricopa County & Phoenix Industrial Development Authorities, RB, S/F Housing, Series C, (FHLMC, FNMA, GNMA), 6.25%, 03/01/55	5,990	6,775,291
Maricopa County Industrial Development Authority, RB, 7.38%, 10/01/29(d)	17,415	18,790,641
Salt River Project Agricultural Improvement & Power District, RB
Series A, 5.00%, 01/01/50	4,000	4,196,715
Series A, 5.25%, 01/01/54	10,000	10,714,417
Series B, 5.00%, 01/01/48	6,250	6,644,806
Security	Par (000)	Value
Arizona (continued)
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A, 5.00%, 01/01/44	$12,000	$ 13,355,625
Yuma Industrial Development Authority, Refunding RB, Series A, 5.25%, 08/01/54	4,135	4,279,871
		91,567,685
Arkansas — 0.7%
Arkansas Development Finance Authority, RB, AMT, Sustainability Bonds, 7.38%, 07/01/48(d)	23,000	25,004,984
California — 4.0%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, ARB, Series B, AMT, 5.25%, 07/01/49	3,115	3,301,854
California County Tobacco Securitization Agency, RB, Series D, 0.00%, 06/01/55(e)	12,395	991,585
California Enterprise Development Authority, RB, 10.00%, 11/15/32(d)	670	668,679
California Housing Finance Agency, RB, M/F Housing, Series A, 4.25%, 01/15/35	16	17,148
California Infrastructure & Economic Development Bank, Refunding RB, Class B, AMT, Sustainability Bonds, 12.00%, 01/01/65(c)(d)	42,245	22,812,300
California Municipal Finance Authority, RB
5.38%, 07/01/34(d)	1,000	1,000,891
5.63%, 07/01/44(d)	2,760	2,760,410
AMT, 4.00%, 07/15/29	2,120	2,161,304
California School Finance Authority, RB(d)
Series A, 7.00%, 06/01/54	895	830,680
Series B, 9.00%, 06/01/34	100	103,737
California Statewide Financing Authority, RB, Series D, 0.00%, 06/01/55(d)(e)	10,750	662,977
City of Los Angeles Department of Airports, ARB, AMT, Sustainability Bonds, 5.25%, 05/15/47	1,500	1,574,476
City of Los Angeles Department of Airports, Refunding ARB
Series S, AMT, 5.00%, 05/15/40	9,500	10,219,825
Series A, AMT, Sustainability Bonds, 5.50%, 05/15/55	3,750	4,029,594
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, 5.25%, 11/01/52	5,000	5,386,669
CSCDA Community Improvement Authority, RB, M/F Housing(d)
Sustainability Bonds, 4.00%, 07/01/58	5,880	3,595,730
Series B, Sustainability Bonds, 4.00%, 07/01/58	6,700	3,637,573
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(e)	136,220	14,523,164
Las Virgenes Unified School District, GO, Series B, Election 2022, 5.25%, 08/01/51	5,000	5,414,200
Sacramento Municipal Utility District, Refunding RB, Series H, Sustainability Bonds, 5.00%, 08/15/50	11,670	12,140,652
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series 2, Class A, AMT, 5.25%, 05/01/42	1,285	1,435,388
Series 2, Class A, AMT, 5.25%, 05/01/49	7,025	7,434,426
Series A, AMT, 5.25%, 05/01/55	2,760	2,909,512
Series A, AMT, 5.50%, 05/01/55	19,000	20,441,435
State of California, Refunding GO, 5.00%, 09/01/43	7,080	7,892,191
		135,946,400
Colorado — 2.8%
Arapahoe County School District No. 5 Cherry Creek, GO, (SAW), 5.25%, 12/15/43	5,720	6,497,276

Schedule of Investments (unaudited)(continued)
February 28, 2026
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Colorado (continued)
Board of Governors of Colorado State University System, RB, Series C, 5.25%, 03/01/50	$1,550	$ 1,644,664
City of Aurora Colorado Water Revenue, RB, 1st Lien, 4.00%, 08/01/54	5,680	5,294,646
City of Colorado Springs Colorado Utilities System Revenue, RB
Series A, 5.00%, 11/15/43	3,550	4,010,997
Series B, 5.00%, 11/15/47	13,000	13,749,382
Colorado Bridge & Tunnel Enterprise, RB, Series A, (AGM), 5.25%, 12/01/50	3,000	3,219,560
Colorado Educational & Cultural Facilities Authority, RB, Series B, Subordinate Lien, 8.50%, 02/01/59(d)	5,175	5,925,622
Colorado Health Facilities Authority, Refunding RB, Series A, 3.00%, 11/15/51	1,395	1,025,520
Colorado Housing and Finance Authority, RB, M/F Housing, Series A, Class A, Sustainability Bonds, (FNMA), 4.48%, 03/01/44	2,630	2,700,914
County of Adams Colorado, COP, 5.25%, 12/01/49	10,065	10,754,935
Denver City & County School District No. 1, GO, Series C, (SAW), 5.50%, 12/01/47	6,990	7,814,231
Douglas County School District No. Re-1 Douglas & Elbert Counties, GO
Series 1, (SAW), 5.00%, 12/15/43	9,980	11,084,458
Series 1, (SAW), 5.00%, 12/15/44	12,000	13,175,768
Flying Horse Metropolitan District No. 3, Refunding GOL, 6.00%, 12/01/49(d)	2,965	2,973,701
Red Barn Metropolitan District, Refunding GOL, Series A, 5.50%, 12/01/55	2,100	2,120,271
University of Colorado, RB, Series A, 5.00%, 06/01/50	3,335	3,532,277
		95,524,222
Connecticut — 0.6%
Connecticut State Health & Educational Facilities Authority, RB, 5.25%, 07/15/48	1,760	1,864,174
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(d)	3,045	3,069,563
State of Connecticut Special Tax Revenue, RB, Series A-2, 5.00%, 07/01/44	10,145	11,196,681
Waterbury Housing Authority, RB, M/F Housing, Series A, (HUD SECT 8), 4.50%, 02/01/42	3,690	3,849,481
		19,979,899
Delaware(d) — 0.5%
Affordable Housing Opportunities Trust, RB, Series AH- 01, Class B, 6.88%, 05/01/39	14,844	15,365,259
Town of Bridgeville Delaware, ST
5.25%, 07/01/44	340	346,086
5.63%, 07/01/53	790	800,252
		16,511,597
District of Columbia — 1.5%
District of Columbia Income Tax Revenue, Refunding RB
Series A, 5.00%, 06/01/43	1,750	1,957,707
Series A, 5.25%, 06/01/50	5,000	5,417,430
District of Columbia Refunding GO(b)
Series A, 06/01/44	4,450	4,964,862
Series A, 06/01/45	3,000	3,307,238
District of Columbia Tobacco Settlement Financing Corp., RB, Series A, 0.00%, 06/15/46(e)	3,645	876,538
District of Columbia, GO, Series A, 5.00%, 08/01/49	10,135	10,729,490
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB
Series A, AMT, 5.50%, 10/01/44	2,395	2,686,111
Security	Par (000)	Value
District of Columbia (continued)
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB (continued)
Series A, AMT, 5.50%, 10/01/45	$3,000	$ 3,329,883
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB
Sustainability Bonds, 5.00%, 07/15/45	3,945	4,180,032
Sustainability Bonds, 5.00%, 07/15/48	11,570	12,046,923
		49,496,214
Florida — 5.4%
Alta Lakes Community Development District, SAB
3.75%, 05/01/29	445	448,553
4.63%, 05/01/49	1,775	1,678,521
Babcock Ranch Community Independent Special District, SAB
4.75%, 11/01/26	100	100,113
5.00%, 11/01/31	500	500,649
Series 2024, 5.00%, 05/01/44(d)	1,370	1,405,922
Brevard County Health Facilities Authority, Refunding RB, 4.00%, 11/15/31(d)	580	568,747
Capital Trust Agency, Inc., RB(d)
4.88%, 06/15/56	12,000	9,694,142
Series A, 5.00%, 06/15/49	5,000	4,601,958
Celebration Pointe Community Development District No. 1, SAB(f)(g)
5.00%, 05/01/34	710	568,000
5.13%, 05/01/45	985	788,000
Charlotte County Industrial Development Authority, RB, AMT, 5.50%, 10/01/36(d)	2,745	2,748,806
City of Fort Lauderdale Florida Water & Sewer Revenue, RB
Series A, 5.00%, 09/01/43	3,425	3,811,153
Series A, 5.00%, 09/01/44	2,595	2,858,752
Series B, 5.50%, 09/01/48	8,510	9,391,248
City of Jacksonville Florida, Refunding RB, 5.00%, 10/01/43	5,000	5,568,956
City of Jacksonville Refunding RB, 5.00%, 10/01/49	7,000	7,424,242
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.25%, 10/01/50	2,100	2,189,945
County of Miami-Dade Florida, RB, 0.00%, 10/01/39(e)	15,765	9,629,161
County of Monroe Florida, RB, 5.00%, 04/01/48	5,560	5,879,009
County of Pasco Florida, RB, (AGM), 5.00%, 09/01/48	1,000	1,027,070
County of Sarasota Florida Utility System Revenue, RB, 5.25%, 10/01/47	14,795	15,811,430
Crossings At Fleming Island Community Development District, Refunding SAB, Series A-3, Senior Lien, 6.50%, 05/01/44	1,990	1,992,427
Epperson North Community Development District, SAB, Series A, 4.00%, 11/01/51	860	722,461
Florida Development Finance Corp., RB
Series A, 5.75%, 06/15/29(d)	260	260,311
Series A, 6.00%, 06/15/34(d)	440	440,564
Series A, 5.25%, 08/01/51	2,500	2,641,185
Series C, 5.75%, 12/15/56(d)	4,090	3,103,644
Series A, AMT, 12.00%, 07/15/59(c)(d)(f)(g)	19,225	6,728,750
Series A, Class A, AMT, 4.38%, 10/01/54(c)(d)	1,390	1,411,054
Florida Development Finance Corp., Refunding RB(d)
Series A, 4.50%, 12/15/56	11,970	7,952,580
AMT, 12.00%, 07/15/32(c)(f)(g)	7,850	2,747,500
Greater Orlando Aviation Authority, ARB, AMT, 5.25%, 10/01/41	5,065	5,686,350
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2026
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Harbor Bay Community Development District, Refunding SAB, Series A-2, 3.75%, 05/01/34	$990	$ 993,502
Harbor Bay Community Development District, SAB, Series A-1, 4.10%, 05/01/48	1,400	1,256,359
Hillsborough County Aviation Authority, ARB, Series B, AMT, 5.50%, 10/01/49	3,005	3,216,420
Hobe-St Lucie Conservancy District, SAB, 5.88%, 05/01/55	1,610	1,651,537
JEA Water & Sewer System Revenue, Refunding RB, Series A, 5.25%, 10/01/49	7,255	7,839,286
Lakewood Ranch Stewardship District, SAB
2.13%, 05/01/26	50	49,870
4.40%, 05/01/39	415	421,776
4.88%, 05/01/45	2,215	2,214,924
4.50%, 05/01/49	480	448,244
LEE CNTY FL ARPT REVENUE LEEAPT 10/45 FIXED 5.25, ARB, Series A-1, AMT, 10/01/45(b)	2,300	2,522,611
LEE CNTY FL ARPT REVENUE LEEAPT 10/46 FIXED 5.25, ARB, Series A-1, AMT, 10/01/46(b)	2,000	2,166,003
LEE CNTY FL ARPT REVENUE LEEAPT 10/47 FIXED 5.25, ARB, Series A-1, AMT, 10/01/47(b)	3,375	3,615,359
North AR-1 Pasco Community Development District, SAB
Series A, 5.75%, 05/01/44	360	376,795
Series A, 6.00%, 05/01/54	635	652,060
Orange County Health Facilities Authority, Refunding RB
Series A, 5.00%, 10/01/45	4,875	5,217,283
Series A, 5.00%, 10/01/47	2,000	2,107,078
Orlando Utilities Commission, RB
Series A, 5.00%, 10/01/48	10,000	10,562,608
Series A, 5.00%, 10/01/50	5,000	5,269,975
Reunion East Community Development District, SAB, Series 2021, 2.40%, 05/01/26	75	74,886
Sarasota County Public Hospital District, RB, 4.00%, 07/01/52	5,000	4,400,715
Sawyers Landing Community Development District, SAB, 4.25%, 05/01/53	3,015	2,619,896
Shadowlawn Community Development District, SAB, 5.50%, 05/01/44	1,545	1,578,018
Sterling Hill Community Development District, Refunding SAB, Series B, 5.50%, 11/01/10(f)(g)	142	58,443
Talavera Community Development District, SAB, 4.50%, 05/01/50	770	706,302
Village Center Community Development District, Refunding RB, 5.02%, 11/01/36	1,500	1,554,838
Westside Haines City Community Development District, SAB
2.50%, 05/01/26	65	64,907
5.75%, 05/01/44	1,190	1,246,327
6.00%, 05/01/54	460	473,269
		183,740,494
Georgia — 1.3%
City of Atlanta Georgia Department of Aviation, ARB
Series B-1, AMT, Sustainability Bonds, 5.25%, 07/01/41	1,700	1,911,107
Series B-1, AMT, Sustainability Bonds, 5.25%, 07/01/50	6,825	7,192,108
Columbia County Hospital Authority, RB, Series A, (AGM), 5.00%, 04/01/48	3,445	3,617,715
Security	Par (000)	Value
Georgia (continued)
Development Authority for Fulton County, RB, (BAM- TCRS), 4.00%, 07/01/49	$4,785	$ 4,492,663
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(d)	3,355	2,013,000
Main Street Natural Gas, Inc., RB(c)
Series A, 5.00%, 06/01/53	12,500	13,378,040
Series D, 5.00%, 05/01/54	7,725	8,292,242
Metropolitan Atlanta Rapid Transit Authority, RB, Series A, Sustainability Bonds, 5.25%, 07/01/50	3,295	3,562,610
		44,459,485
Hawaii — 0.1%
State of Hawaii Airports System Revenue, Refunding RB, Series C, AMT, 5.00%, 07/01/44	3,000	3,204,442
Idaho — 0.7%
Idaho Health Facilities Authority, Refunding RB, Series A, 5.00%, 03/01/42	5,600	6,208,886
Idaho Housing & Finance Association, RB
4.25%, 06/15/62(d)	5,910	4,086,625
Series A, 5.25%, 08/15/48	6,680	7,194,591
Series A, 6.95%, 06/15/55(d)	5,150	5,251,102
		22,741,204
Illinois — 2.3%
Chicago Midway International Airport, Refunding ARB, Series A, AMT, Senior Lien, (BAM), 5.50%, 01/01/53	3,285	3,445,804
Chicago Midway International Airport, Refunding RB, Series C, AMT, 5.00%, 01/01/38	1,240	1,372,504
Chicago O’Hare International Airport, Refunding ARB, Series A, AMT, Senior Lien, 5.25%, 01/01/42	1,850	2,023,154
Chicago O’Hare International Airport, Refunding RB, Series C, AMT, 5.25%, 01/01/45	1,000	1,069,884
City of Chicago Illinois Lakeshore East Special Assessment Area, Refunding SAB(d)
2.69%, 12/01/26	267	264,830
2.87%, 12/01/27	221	217,757
Illinois Finance Authority, RB
Series A, 5.00%, 08/15/52	3,000	3,033,923
Series A, Sustainability Bonds, 5.00%, 07/01/43	1,000	1,124,605
Series A, Sustainability Bonds, 5.00%, 07/01/44	1,000	1,111,123
Illinois Housing Development Authority, Refunding RB, Series H-1, 4.00%, 01/01/42	5,275	5,283,183
Illinois Housing Development Authority, Refunding RB, S/F Housing, Series H, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.65%, 10/01/43	4,875	5,028,170
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/44	9,250	9,983,033
Series A, 5.25%, 01/01/45	10,000	10,871,545
Regional Transportation Authority, RB, Series A, 5.00%, 06/01/50	5,000	5,189,504
State of Illinois, GO
Series B, 5.25%, 05/01/44	11,920	12,783,765
Series B, 5.25%, 05/01/49	4,000	4,154,133
Series C, 5.00%, 12/01/46	4,850	5,001,378
Series F, 5.25%, 09/01/48	2,950	3,073,831
State of Illinois, Refunding GO, 5.00%, 02/01/37	2,400	2,717,777
		77,749,903
Indiana — 1.5%
Indiana Finance Authority, RB
Series A, 5.00%, 10/01/53	8,060	8,265,710

Schedule of Investments (unaudited)(continued)
February 28, 2026
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Indiana (continued)
Indiana Finance Authority, RB (continued)
Series B, 1st Lien, Sustainability Bonds, 5.25%, 10/01/47	$5,000	$ 5,252,944
Series A, Sustainability Bonds, 5.00%, 02/01/43	5,000	5,538,169
Indiana Finance Authority, Refunding RB
Series C, 5.00%, 10/01/42	2,650	2,936,038
Series C, 5.00%, 02/01/45	1,375	1,499,591
Series B, Sustainability Bonds, 5.00%, 02/01/44	3,510	3,809,542
Indiana Municipal Power Agency, Refunding RB, Series A, (AGM), 5.00%, 01/01/43	13,025	14,336,672
Indianapolis Local Public Improvement Bond Bank, RB, Series D, 6.00%, 02/01/48	3,150	3,514,804
Indianapolis Local Public Improvement Bond Bank, Refunding ARB, Series B1, 5.25%, 01/01/55	4,000	4,210,248
IPS Multi-School Building Corp., Refunding RB, Sustainability Bonds, (ST INTERCEPT), 5.00%, 07/15/44	1,500	1,619,635
		50,983,353
Iowa — 0.2%
County of Polk Iowa, GO, Series A, AMT, 5.25%, 06/01/45	5,000	5,343,518
Kansas — 1.3%
Kansas Development Finance Authority, RB, Series SR, 5.00%, 05/01/41	7,495	8,382,486
Kansas Development Finance Authority, Refunding RB
Series C-1, 5.00%, 09/01/42	6,295	6,799,273
Series C-1, 5.00%, 09/01/46	7,690	8,074,968
State of Kansas Department of Transportation, Refunding RB, Series A, 5.00%, 09/01/44	2,050	2,271,056
Wyandotte County Unified School District No. 500 Kansas City, GO, (BAM), 5.00%, 09/01/50	17,090	17,819,466
		43,347,249
Kentucky — 0.1%
Westvaco Corp., RB, 7.67%, 01/15/27(d)	3,100	3,182,097
Louisiana — 0.5%
City of Lafayette Louisiana Utilities Revenue, RB, (AGM), 5.00%, 11/01/44	5,910	6,372,750
Louisiana Stadium & Exposition District, Refunding RB, Series A, 5.00%, 07/01/48	10,000	10,419,017
		16,791,767
Maine — 1.0%
Finance Authority of Maine, RB
Series B, 9.50%, 06/01/32	3,250	2,769,766
Series A, AMT, 8.50%, 06/01/32	3,250	2,770,240
AMT, Sustainability Bonds, 8.50%, 06/01/35(f)(g)	17,702	9,134,639
Maine Health & Higher Educational Facilities Authority, Refunding RB, 4.00%, 07/01/37(d)	18,500	18,205,169
		32,879,814
Maryland — 1.0%
County of Prince George’s Maryland, Refunding GOL, Series A, 5.00%, 08/01/40	4,500	5,073,893
Maryland Community Development Administration, RB, M/F Housing, Series D-1, Sustainability Bonds, (FNMA), 4.35%, 02/01/44	8,230	8,279,086
Security	Par (000)	Value
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, RB, 7.00%, 03/01/55(d)	$10,405	$ 10,780,517
Washington Suburban Sanitary Commission, RB, (GTD), 5.00%, 06/01/43	9,270	10,449,933
		34,583,429
Massachusetts — 2.7%
Commonwealth of Massachusetts, GO
Series C, 5.00%, 06/01/45	9,905	10,889,569
Series I, 5.00%, 12/01/47	1,000	1,074,067
Commonwealth of Massachusetts, GOL
Series A, 5.00%, 05/01/48	6,220	6,564,826
Series D, 5.00%, 10/01/50	10,000	10,502,761
Series D, 5.00%, 10/01/53	10,000	10,446,424
Series E, 5.00%, 11/01/47	4,500	4,764,004
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding RB, Series A, 5.00%, 07/01/46	5,560	6,009,766
Massachusetts Development Finance Agency, RB
5.00%, 10/01/38	5,000	5,009,325
5.00%, 10/01/43	5,000	4,929,468
Series J2, 5.00%, 07/01/48	3,000	3,042,271
Massachusetts Development Finance Agency, Refunding RB, 4.13%, 10/01/42(d)	4,225	4,109,268
Massachusetts Port Authority, Refunding ARB, Series C, AMT, 5.00%, 07/01/49	5,000	5,057,431
Massachusetts School Building Authority, RB, Series A, Subordinate, 5.00%, 02/15/50	13,375	14,147,240
Town of Nantucket Mmassachusetts, Refunding GOL, 4.00%, 03/15/47	1,240	1,237,563
Town of Wakefield Massachusetts, GOL, 5.00%, 08/15/50	5,000	5,395,088
		93,179,071
Michigan — 1.1%
Michigan Finance Authority, RB
4.00%, 02/15/47	8,000	7,280,812
Series A, 6.50%, 06/01/57(d)(f)(g)	4,020	1,929,600
Michigan Finance Authority, Refunding RB
5.00%, 06/01/26(h)	145	145,943
Series A, Class 1, 4.00%, 06/01/49	17,745	15,493,259
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 4.15%, 10/01/53	7,765	7,166,966
State of Michigan Trunk Line Revenue, RB, 5.00%, 11/15/46	6,340	6,757,477
		38,774,057
Mississippi — 0.1%
Mississippi Home Corp., RB, Series 2025-06FN, Class PT, 4.55%, 04/01/42	3,960	4,132,304
Missouri — 1.1%
City of St Louis Missouri Airport Revenue, ARB, Series A, (AGM), 5.25%, 07/01/49	17,400	18,568,883
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Series A, 4.00%, 04/01/45	5,000	4,797,854
Kansas City Industrial Development Authority, ARB, Series A, AMT, 5.00%, 03/01/44	5,000	5,114,031
Kansas City Industrial Development Authority, RB, M/F Housing, Sustainability Bonds, (FNMA), 4.39%, 09/01/42	7,450	7,809,681
		36,290,449
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2026
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Nebraska — 0.4%
Omaha Airport Authority, ARB, AMT, (AGM), 5.25%, 12/15/49	$4,415	$ 4,645,659
Omaha Public Power District, RB
Series A, 5.25%, 02/01/53	4,000	4,233,163
Series C, 4.00%, 02/01/49	4,100	3,891,058
		12,769,880
Nevada — 1.8%
Clark County School District, Refunding GOL
Series A, (AGM), 06/15/38(b)	5,000	5,809,481
Series B, 5.00%, 06/15/45	10,000	10,757,427
Clark County Water Reclamation District, GOL
5.00%, 07/01/42	12,020	13,367,114
5.00%, 07/01/46	12,335	13,135,459
5.00%, 07/01/47	3,290	3,474,363
Las Vegas Valley Water District Refunding GOL, Series A, 06/01/45(b)	10,000	11,033,732
Las Vegas Valley Water District, GOL, Series A, 5.00%, 06/01/45	4,230	4,631,744
State of Nevada Department of Business & Industry, RB, Series A, 4.50%, 12/15/29(d)	160	160,061
		62,369,381
New Hampshire — 1.0%
New Hampshire Business Finance Authority, RB, 5.88%, 12/15/33(d)	3,113	3,117,212
New Hampshire Business Finance Authority, RB, M/F Housing
Series 2, Sustainability Bonds, 4.25%, 07/20/41	12,097	12,431,579
Series 2, Class 3-A, Sustainability Bonds, 4.16%, 10/01/51(c)	11,174	11,514,212
New Hampshire Business Finance Authority, Refunding RB, 3.30%, 04/01/32	8,545	6,372,945
		33,435,948
New Jersey — 2.7%
New Jersey Economic Development Authority, RB, Series B, 5.50%, 11/01/26(d)	95	94,065
New Jersey Transportation Trust Fund Authority, RB
5.25%, 06/15/46	2,435	2,604,974
Series AA, 5.00%, 06/15/41	5,660	6,435,684
Series AA, 5.00%, 06/15/43	2,000	2,223,589
Series AA, 5.00%, 06/15/44	4,000	4,391,948
Series CC, 5.00%, 06/15/41	3,725	4,186,742
Series CC, 5.25%, 06/15/50	17,700	18,832,039
Series CC, 5.25%, 06/15/55	16,320	17,277,561
New Jersey Transportation Trust Fund Authority, Refunding RB
Series AA, 5.25%, 06/15/41	7,250	8,285,593
Series AA, 5.00%, 06/15/42	15,520	17,284,534
New Jersey Turnpike Authority, RB, Series A, 5.25%, 01/01/50	5,125	5,555,360
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.25%, 06/01/46	5,000	5,035,148
		92,207,237
New York — 9.0%
City of New York, GO
Series A-1, 5.00%, 08/01/42	4,000	4,490,952
Series A-1, 5.00%, 08/01/48	10,000	10,553,009
Series C, 5.25%, 03/01/49	11,675	12,393,838
Series G-1, 5.25%, 02/01/50	7,470	7,968,065
Security	Par (000)	Value
New York (continued)
Empire State Development Corp., RB, Series A, 5.00%, 03/15/43	$7,000	$ 7,661,572
Empire State Development Corp., Refunding RB
Series E, 4.00%, 03/15/42	8,000	8,053,948
Series A, Sustainability Bonds, 5.00%, 03/15/55	4,070	4,198,958
New York City Municipal Water Finance Authority, RB
Series BB-1, 5.00%, 06/15/50	3,025	3,141,095
Sub-Series AA-1, 5.25%, 06/15/53	3,825	4,044,084
Sub-Series BB-1, 5.25%, 06/15/54	1,000	1,056,175
Series AA, Class 1, Subordinate, 5.00%, 06/15/51	4,000	4,194,764
New York City Municipal Water Finance Authority, Refunding RB
Series BB-2, 4.00%, 06/15/42	3,835	3,866,368
Series AA2, Subordinate, 5.00%, 06/15/49	3,735	3,940,051
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, (SAW), 5.00%, 07/15/37	4,000	4,779,323
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series D, 5.00%, 05/01/46	10,295	11,011,309
Series D-1, 5.25%, 11/01/48	13,315	14,162,411
Series F-1, 5.25%, 02/01/53	3,425	3,622,066
Series A, Subordinate, 5.00%, 05/01/43	5,520	6,007,292
Series A-1, Subordinate, 5.00%, 05/01/42	5,000	5,627,204
Series B, Subordinate, 5.00%, 05/01/45	1,500	1,607,936
Series B, Subordinate, 5.00%, 05/01/46	1,000	1,062,717
Series G-1, Subordinate, 5.00%, 05/01/46	2,365	2,521,520
Series G-1, Subordinate, 5.00%, 05/01/52	4,000	4,156,753
Series H-1, Subordinate, 5.00%, 11/01/46	1,250	1,340,811
Series H-1, Subordinate, 5.25%, 11/01/48	8,500	9,134,271
Series H-1, Subordinate, 5.00%, 11/01/50	6,000	6,293,366
Series I-1, Subordinate, 5.00%, 05/01/50	10,000	10,488,944
Series I-1, Subordinate, 5.50%, 05/01/53	10,555	11,461,950
New York State Dormitory Authority, Refunding RB
Series A, 4.00%, 03/15/46	5,000	4,795,592
Series A, 5.00%, 03/15/47	2,430	2,599,793
Series A, 5.00%, 03/15/48	5,000	5,291,470
Series A, 5.00%, 03/15/50	16,150	16,968,258
Series A, 5.25%, 03/15/52	5,000	5,298,706
Series B, 5.00%, 03/15/54	5,000	5,227,187
Series C, 5.00%, 03/15/44	500	550,960
Series C, 5.25%, 03/15/50	5,000	5,381,819
Series E, 5.00%, 09/15/28(h)	5	5,351
New York State Thruway Authority, RB, Series A, 5.00%, 03/15/43	10,000	11,163,587
New York State Thruway Authority, Refunding RB, Series P, 5.00%, 01/01/49	2,000	2,119,934
New York Transportation Development Corp., RB
AMT, Sustainability Bonds, 5.25%, 06/30/43	3,000	3,188,375
AMT, Sustainability Bonds, 5.25%, 06/30/44	4,000	4,210,052
AMT, Sustainability Bonds, 6.00%, 06/30/55	8,000	8,537,990
AMT, Sustainability Bonds, 5.38%, 06/30/60	14,010	14,061,104
AMT, Sustainability Bonds, 5.50%, 06/30/60	4,945	5,051,023
New York Transportation Development Corp., Refunding RB
Series A, AMT, Sustainability Bonds, (AGM), 5.25%, 12/31/54	1,675	1,719,127
Series A, AMT, Sustainability Bonds, 5.50%, 12/31/60	4,110	4,212,509
Port Authority of New York & New Jersey, Refunding RB, Series 250, 5.00%, 10/15/42	2,025	2,315,464

Schedule of Investments (unaudited)(continued)
February 28, 2026
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
Suffolk Regional Off-Track Betting Corp, RB, 5.00%, 12/01/34	$4,075	$ 4,243,705
Triborough Bridge & Tunnel Authority, Refunding RB
Series C, 5.25%, 05/15/52	23,785	24,932,935
Series C, Sustainability Bonds, 5.25%, 11/15/40	4,000	4,582,152
		305,297,845
North Carolina — 0.9%
City of Charlotte North Carolina Water & Sewer System Revenue, Refunding RB, Series A, 5.00%, 07/01/45	15,000	16,140,772
City of Greensboro North Carolina Combined Water & Sewer System Revenue, Refunding RB, Series B, 5.00%, 06/01/49	6,290	6,689,225
North Carolina Housing Finance Agency, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 6.25%, 01/01/55	4,820	5,468,125
North Carolina Medical Care Commission, RB
Series A, 5.00%, 10/01/44	375	389,271
Series A, 5.00%, 10/01/49	375	381,737
Series A, 5.13%, 10/01/54	195	198,959
North Carolina Medical Care Commission, Refunding RB, Series A, 5.25%, 01/01/41	2,275	2,275,120
Town of Mooresville North Carolina, SAB, 5.38%, 03/01/40(d)	455	455,472
		31,998,681
North Dakota — 0.1%
North Dakota Housing Finance Agency, RB, S/F Housing, Series C, Sustainability Bonds, 6.25%, 01/01/55	4,555	5,171,114
Ohio — 1.3%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	23,100	19,073,994
Columbus Regional Airport Authority, Refunding ARB, Series A, AMT, 5.50%, 01/01/50	4,000	4,261,963
Columbus-Franklin County Finance Authority, RB, M/F Housing, (FNMA), 4.82%, 11/01/43	2,500	2,702,285
JobsOhio Beverage System, Refunding RB
Series A, Senior Lien, 5.00%, 01/01/44	2,500	2,757,775
Series A, Senior Lien, 5.00%, 01/01/50	8,000	8,456,055
New York Energy Finance Development Corp., Refunding RB, Series B-3, Class 2, 0.00%, 06/01/57(e)	24,710	1,917,459
Ohio Housing Finance Agency, RB, S/F Housing, Series B, Sustainability Bonds, (FHLMC, FNMA, GNMA), 7.00%, 03/01/49	1,250	1,469,553
Worthington City School District, GO, Series C, 5.00%, 12/01/48	4,900	5,117,491
		45,756,575
Oklahoma — 0.6%
Oklahoma Capitol Improvement Authority, RB, Series A, 5.25%, 07/01/50	2,185	2,354,756
Oklahoma Development Finance Authority, RB, 7.25%, 09/01/51(d)	4,905	4,906,982
Oklahoma Turnpike Authority, RB, Series A, 5.00%, 01/01/44	4,500	4,927,657
Security	Par (000)	Value
Oklahoma (continued)
Oklahoma Water Resources Board, RB
5.25%, 04/01/50	$3,000	$ 3,220,993
Series A, 4.13%, 10/01/53	3,730	3,602,952
		19,013,340
Oregon — 1.6%
City of Portland Oregon Sewer System Revenue, Refunding RB
Series A, 2nd Lien, 5.00%, 12/01/43	6,000	6,592,635
Series A, 2nd Lien, 5.00%, 10/01/49	18,390	19,543,880
Port of Morrow Oregon, GOL, Series A, 5.15%, 10/01/26(d)	7,860	7,862,385
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, Sustainability Bonds, 5.50%, 07/01/48	4,000	4,257,621
State of Oregon Housing & Community Services Department, RB, M/F Housing, Series B, (FHLMC, FNMA, GNMA), 4.13%, 07/01/43	165	165,003
State of Oregon, GO
Series A, 5.00%, 05/01/48	1,840	1,942,992
Series F, 5.00%, 08/01/48	2,000	2,113,945
University of Oregon, RB, Series A, 5.00%, 04/01/50	10,000	10,341,079
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, GO, (GTD), 5.00%, 06/15/43	3,100	3,479,977
		56,299,517
Pennsylvania — 0.8%
Chester County Health and Education Facilities Authority, Refunding RB, Series A, 5.25%, 12/01/45	1,500	1,235,758
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB, Series C, (AGM), 5.25%, 09/01/54	2,500	2,656,807
Geisinger Authority, Refunding RB, 4.00%, 04/01/50	5,985	5,359,960
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	3,250	3,252,166
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series B-1, (AGM), 5.00%, 11/01/51	6,510	6,696,764
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 145A, Sustainability Bonds, 6.00%, 10/01/54	6,760	7,427,448
		26,628,903
Puerto Rico — 3.8%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(e)	222,915	10,944,792
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 4.00%, 07/01/37	8,158	8,168,360
Series A-1, Restructured, 4.00%, 07/01/41	1,591	1,542,249
Series A-1, Restructured, 4.00%, 07/01/46	7,867	7,092,021
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(e)	9,280	6,860,868
Commonwealth of Puerto Rico, Notes, 0.00%, 11/01/51(c)(f)(g)	51,641	31,888,023
Puerto Rico Electric Power Authority, RB
Series A-1, 10.00%, 07/01/19(f)(g)	928	619,276
Series A-2, 10.00%, 07/01/19(f)(g)	4,681	3,124,274
Series A-3, 10.00%, 07/01/19(f)(g)	6,867	4,583,853
Series B-3, 10.00%, 07/01/19(f)(g)	6,867	4,583,852
Series C-1, 5.40%, 01/01/18(f)(g)	18,867	12,593,880
Series C-3, 5.40%, 01/01/20(f)(g)	1,908	1,273,241
Series C-4, 5.40%, 07/01/20(f)(g)	1,907	1,273,241
Series D-1, 7.50%, 01/01/20(f)(g)	9,399	6,273,766
Series D-2, 7.50%, 01/01/20(f)(g)	5,000	3,337,500
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2026
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority, RB (continued)
Series D-4, 7.50%, 07/01/20(f)(g)	$7,444	$ 4,968,727
Series WW, 5.50%, 07/01/20	1,000	667,500
Series XX, 5.75%, 07/01/36(f)(g)	1,825	1,215,906
Puerto Rico Electric Power Authority, Refunding RB(f)(g)
Series UU, 0.00%, 07/01/17(c)	1,295	864,412
Series UU, 0.00%, 07/01/18(c)	1,165	777,638
Series UU, 1.00%, 07/01/31(c)	10,285	6,852,381
Series ZZ, 5.25%, 07/01/25	2,440	1,628,700
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Authority, ARB
Series A-1, AMT, 6.75%, 01/01/45	1,790	2,050,577
Series A-2, AMT, 6.50%, 01/01/42	1,170	1,349,732
Series A-2, AMT, 6.75%, 01/01/45	1,790	2,050,577
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, RB, Series A-2, Restructured, 4.78%, 07/01/58	2,500	2,417,018
		129,002,364
Rhode Island — 0.2%
State of Rhode Island, GO, Series A, 5.00%, 05/01/43	4,195	4,640,555
Tobacco Settlement Financing Corp., RB, CAB, Series A, 0.00%, 06/01/52(e)	12,980	1,941,912
		6,582,467
South Carolina — 2.5%
City of Charleston South Carolina Waterworks & Sewer System Revenue, RB
5.00%, 01/01/47	2,500	2,651,115
5.00%, 01/01/49	5,955	6,165,334
City of Columbia South Carolina Waterworks & Sewer System Revenue, RB, 5.25%, 02/01/52	6,110	6,482,033
County of Dorchester South Carolina, SAB(d)
5.88%, 10/01/40	2,310	2,366,089
6.00%, 10/01/51	6,240	6,304,391
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(c)	12,640	13,892,903
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(c)	5,680	6,217,499
South Carolina Jobs-Economic Development Authority, RB
7.50%, 08/15/62(d)	6,915	6,279,664
Series A, 5.25%, 11/01/43	11,525	12,751,398
Series A, 5.50%, 11/01/54	12,155	12,908,386
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.25%, 11/01/42	775	877,940
South Carolina Public Service Authority, Refunding RB, Series B, (AGM), 5.00%, 12/01/54	7,520	7,866,912
		84,763,664
Tennessee — 2.1%
City of Memphis Tennessee Sanitary Sewerage System Revenue, RB
(AGM), 5.00%, 06/01/47	3,825	4,060,071
(AGM), 5.00%, 06/01/48	4,015	4,241,492
Metropolitan Government Nashville & Davidson County Health & Educational Fcilities Board, Refunding RB, 5.25%, 10/01/58	8,925	8,581,935
Metropolitan Government of Nashville & Davidson County Tennessee Water & Sewer Revenue, Refunding RB
5.00%, 07/01/39	1,015	1,163,797
5.00%, 07/01/45	2,750	2,988,931
Security	Par (000)	Value
Tennessee (continued)
Metropolitan Government of Nashville & Davidson County Tennessee Water & Sewer Revenue, Refunding RB (continued)
5.00%, 07/01/50	$5,050	$ 5,283,270
Metropolitan Nashville Airport Authority, ARB
Series B, AMT, 5.00%, 07/01/46	2,250	2,363,135
Series B, AMT, 5.25%, 07/01/51	7,200	7,552,820
Series B, AMT, Subordinate, 5.00%, 07/01/44	1,235	1,273,065
Series A, Subordinate, 5.00%, 07/01/44	5,130	5,370,821
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 11/01/34	2,100	2,326,049
Tennessee Energy Acquisition Corp., Refunding RB, Series A, 5.00%, 12/01/35	11,950	13,131,518
Tennessee Housing Development Agency, RB, S/F Housing, Series 2-A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 01/01/55	4,320	4,858,868
Tennessee State School Bond Authority, RB, Series A, (ST INTERCEPT), 5.00%, 11/01/47	6,520	6,915,537
		70,111,309
Texas — 12.2%
Arlington Higher Education Finance Corp., RB(d)(f)(g)
7.50%, 04/01/28	210	105,000
7.88%, 11/01/62	5,865	3,519,000
Series A, 5.30%, 04/01/62	4,325	2,162,500
Austin Community College District, GOL, 5.25%, 08/01/53	8,435	8,930,315
Austin Community College District, Refunding GOL, 5.25%, 08/01/50	6,630	7,102,221
Celina Independent School District, GO
Series A, (PSF), 5.25%, 02/15/41	1,800	2,055,195
Series A, (PSF), 5.25%, 02/15/42	1,905	2,153,652
City of Austin Texas Airport System Revenue Refunding RB, AMT, 5.00%, 11/15/41	500	553,992
City of Dallas Texas, Refunding GOL
Series A, 5.00%, 02/15/40	8,000	8,881,503
Series A, 5.00%, 02/15/41	6,020	6,639,567
Series C, 4.00%, 02/15/44	12,185	11,999,510
City of El Paso Texas Water & Sewer Revenue, Refunding RB
5.00%, 03/01/42	3,000	3,295,250
5.25%, 03/01/49	17,500	18,644,461
5.00%, 03/01/52	5,000	5,157,630
City of Houston Texas Airport System Revenue, ARB
Series B, AMT, 5.50%, 07/15/36	1,000	1,110,699
Series B, AMT, 5.50%, 07/15/37	3,125	3,455,946
City of Houston Texas Airport System Revenue, Refunding ARB
Series A, AMT, Subordinate Lien, 5.25%, 07/01/41	1,865	2,102,752
Series A, AMT, Subordinate Lien, 5.25%, 07/01/42	3,585	4,000,972
City of Houston Texas, Refunding GOL
Series A, 5.00%, 03/01/38	535	599,966
Series A, 5.25%, 03/01/40	350	392,730
Series A, 5.25%, 03/01/43	570	626,092
City of Marble Falls Texas, SAB(d)
3.38%, 09/01/26	100	99,919
3.88%, 09/01/31	200	196,212
4.13%, 09/01/41	730	683,352
4.38%, 09/01/51	1,000	880,295
City of Midland Texas, Refunding GOL, Series B, 5.00%, 03/01/47	3,220	3,380,113

Schedule of Investments (unaudited)(continued)
February 28, 2026
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB
Series A, 5.25%, 02/01/46	$5,330	$ 5,791,356
Series A, 5.25%, 02/01/49	15,000	16,154,208
Series C, 5.50%, 02/01/49	1,660	1,829,328
Series D, 5.00%, 02/01/43	8,000	8,889,419
Series E, 5.25%, 02/01/49	5,500	5,944,053
Conroe Independent School District, GO, (PSF), 5.00%, 02/15/45	5,000	5,434,609
County of Harris Texas, Refunding GOL, Series A, 5.25%, 09/15/50	3,750	4,073,397
County of Williamson Texas, Refunding GO, 5.00%, 02/15/43	1,985	2,207,262
Dallas Fort Worth International Airport, Refunding ARB
5.25%, 11/01/48	18,425	19,943,104
Series A-1, AMT, 5.25%, 11/01/45	8,000	8,628,406
Series A-1, AMT, 5.25%, 11/01/46	15,000	16,015,486
Dallas Independent School District, GO, Series A, (PSF), 5.00%, 02/15/48	3,500	3,730,685
Deer Park Independent School District, GO, (PSF), 5.00%, 08/15/47	5,000	5,219,692
Fort Bend Independent School District, Refunding GO
Series A, (PSF), 5.00%, 08/15/44	945	1,018,332
Series A, (PSF), 5.25%, 08/15/55	5,000	5,322,914
Fredericksburg Independent School District, GO, (PSF), 5.00%, 02/15/47	8,120	8,463,575
Leander Independent School District, Refunding GO, Series A, (PSF), 5.00%, 08/15/50	3,545	3,749,662
Lower Colorado River Authority, Refunding RB
5.25%, 05/15/48	1,890	2,025,824
(AGM), 5.00%, 05/15/49	4,080	4,295,147
Series A, (BAM), 5.25%, 05/15/43	3,450	3,919,749
Midland Independent School District, GO, (PSF), 5.00%, 02/15/47	5,000	5,260,752
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Series A, 6.75%, 10/01/52	395	408,284
North Texas Municipal Water District Water System Revenue, Refunding RB, 5.25%, 09/01/51	5,800	6,236,081
North Texas Municipal Water District, RB, 5.25%, 06/01/43	4,500	4,951,254
Northwest Independent School District, GO
(PSF), 5.00%, 02/15/48	5,865	6,128,580
Series A, (PSF), 5.00%, 02/15/48	5,130	5,360,548
Permanent University Fund - University of Texas System, Refunding RB
Series A, 5.00%, 07/01/40	3,700	4,156,605
Series A, 5.00%, 07/01/48	1,750	1,870,930
Plano Independent School District, GO, 5.00%, 02/15/41	5,025	5,511,855
Port Authority of Houston of Harris County Texas, ARB, 1st Lien, 5.00%, 10/01/53	15,000	15,620,289
Port of Beaumont Industrial Development Authority, RB, 4.10%, 01/01/28(d)	16,545	15,098,679
Port of Beaumont Navigation District, Refunding ARB, Series B, 10.00%, 07/01/26(d)	20,000	20,043,472
Port of Beaumont Navigation District, Refunding RB, Series A, AMT, 4.00%, 01/01/50(d)	20,670	16,226,446
Pottsboro Independent School District, GO, (PSF), 5.00%, 02/15/47	4,180	4,356,865
San Antonio Housing Trust Public Facility Corp., RB, Series 2024-11FN, Class PT, 4.45%, 04/01/43	3,385	3,506,826
Security	Par (000)	Value
Texas (continued)
San Antonio Water System, Refunding RB
Series A, Junior Lien, 5.25%, 05/15/48	$7,005	$ 7,531,029
Series C, Junior Lien, 5.00%, 05/15/45	3,275	3,586,711
State of Texas, Refunding GO
5.00%, 10/01/43	5,000	5,613,797
5.00%, 10/01/44	5,725	6,373,645
Tarrant County Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 11/15/49	2,450	2,570,282
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB
5.00%, 12/01/44	7,450	8,084,620
5.25%, 12/01/49	1,000	1,068,415
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series B, (GNMA), 5.25%, 07/01/53	3,760	3,982,868
Texas Transportation Finance Corp., Refunding RB, Series A, Subordinate, 5.25%, 10/01/50	6,000	6,499,822
Texas Water Development Board, RB
4.00%, 10/15/44	1,370	1,378,496
5.00%, 08/01/45	2,800	3,076,989
4.00%, 10/15/45	10,000	9,968,570
5.00%, 10/15/47	10,000	10,560,296
		416,418,058
Utah — 0.4%
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.25%, 07/01/42	5,430	5,946,398
Series A, AMT, 5.00%, 07/01/46	3,000	3,091,031
Utah Charter School Finance Authority, RB(d)
5.63%, 06/15/26	50	49,955
5.63%, 06/15/54	4,930	4,437,570
		13,524,954
Virginia — 2.3%
Ballston Quarter Community Development Authority, TA, Series A-1, 5.50%, 03/01/46	2,765	2,758,458
Ballston Quarter Community Development Authority, TA, CAB, Series A-2, 7.13%, 03/01/59(i)	6,638	6,168,202
Cherry Hill Community Development Authority, SAB, 5.15%, 03/01/35(d)	955	956,520
Chesterfield County Economic Development Authority, RB
5.00%, 04/01/43	2,500	2,754,344
5.00%, 04/01/45	6,500	7,016,658
City of Norfolk Virginia Water Revenue, RB, 5.00%, 11/01/45	5,230	5,638,466
County of Fairfax Virginia Sewer Revenue, RB, Series A, 5.00%, 07/15/46	5,000	5,271,892
Fairfax County Industrial Development Authority, Refunding RB, Series A, 4.00%, 05/15/48	1,780	1,692,422
Henrico County Economic Development Authority, Refunding RB, Series A, 5.00%, 11/01/48	1,425	1,497,464
Lower Magnolia Green Community Development Authority, SAB(d)
5.00%, 03/01/35	2,530	2,531,190
5.00%, 03/01/45	2,780	2,779,786
Tobacco Settlement Financing Corp., Refunding RB, Series A-1, 6.71%, 06/01/46	23,495	18,792,283
Virginia Commonwealth University Health System Authority, RB
Series A, 5.25%, 07/01/49	4,800	5,179,280
Series A, 4.00%, 07/01/54	2,500	2,286,131
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2026
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Virginia (continued)
Virginia Housing Development Authority, RB, S/F Housing
Series E-2, 4.40%, 10/01/44	$680	$ 685,351
Series E-2, 4.55%, 10/01/49	1,965	1,955,804
Virginia Public Building Authority, RB, Series A, 5.00%, 08/01/45	4,600	5,026,158
Virginia Resources Authority, Refunding RB, Series B, 5.00%, 11/01/50	5,000	5,285,587
Winchester Economic Development Authority, RB, Series A, 5.00%, 08/01/43	1,400	1,540,518
		79,816,514
Washington — 2.7%
City of Seattle WA Drainage & Wastewater Revenue, Refunding RB, 5.25%, 05/01/50	625	675,855
King County Housing Authority, Refunding RB, 5.38%, 07/01/45	6,000	6,370,544
Mason County Public Hospital District No. 1, RB, 5.00%, 12/01/48	5,000	5,036,809
Pierce County School District No. 10 Tacoma, GO, (GTD), 5.00%, 12/01/48	1,000	1,061,405
Port of Seattle Wasington, ARB
Series A, AMT, 4.00%, 05/01/43	5,000	4,921,895
Series B, AMT, Intermediate Lien, 5.25%, 10/01/43	7,615	8,486,291
Port of Seattle Wasington, Refunding ARB, Series B, AMT, Intermediate Lien, 5.25%, 07/01/49	7,995	8,374,431
State of Washington, GO
Series 2024-A, 5.00%, 08/01/43	14,025	15,412,854
Series A, 5.00%, 08/01/44	13,000	14,403,111
Series A, 5.00%, 08/01/47	8,220	8,788,791
Series B, 5.00%, 06/01/46	3,365	3,587,274
Vancouver Housing Authority, RB, M/F Housing, 5.00%, 08/01/40	1,675	1,769,763
Washington State Housing Finance Commission, RB(d)
Series A, 4.00%, 07/01/27	295	293,171
Series A, 5.50%, 01/01/44	920	926,023
Series B2, 3.95%, 07/01/29	6,890	6,892,728
Washington State Housing Finance Commission, RB, M/F Housing, Series 2, Class 1, Sustainability Bonds, 4.22%, 03/01/50(c)	3,540	3,578,820
		90,579,765
Wisconsin — 1.2%
Public Finance Authority, ARB
AMT, 4.00%, 07/01/41	1,755	1,706,315
AMT, 4.25%, 07/01/54	6,310	5,394,358
Public Finance Authority, RB
6.25%, 10/01/31(d)(f)(g)	1,285	128,500
7.00%, 10/01/47(d)(f)(g)	1,285	128,500
Class B, 7.00%, 12/01/30(d)(f)(g)	1,620	993,236
Series A, 7.00%, 11/01/46(d)(f)(g)	5,085	1,779,750
AMT, 6.50%, 06/30/60	7,500	8,344,793
Public Finance Authority, Refunding RB, Series B, 6.13%, 10/01/49(d)	8,530	7,653,566
University of Wisconsin Hospitals & Clinics, RB, Series A, Sustainability Bonds, 5.00%, 04/01/49	1,630	1,687,744
Security	Par (000)	Value
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, RB
5.25%, 08/15/50	$8,000	$ 8,376,274
Series A, 5.75%, 08/15/59	1,575	1,632,070
Wisconsin Health & Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/44	1,700	1,810,536
		39,635,642
Total Municipal Bonds — 89.2% (Cost: $3,019,856,619)		3,034,350,625
Municipal Bonds Transferred to Tender Option Bond Trusts(j)
California — 0.8%
City of Los Angeles Department of Airports, Refunding ARB, Series A, AMT, Sustainability Bonds, 5.25%, 05/15/50	10,000	10,599,080
San Diego County Regional Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/53	17,420	17,833,135
		28,432,215
Colorado — 0.6%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 12/01/48(k)	19,910	20,117,438
Florida — 2.0%
County of Miami-Dade Florida Transit System, RB
5.00%, 07/01/48	13,815	14,386,427
5.00%, 07/01/50	15,000	15,539,016
5.00%, 07/01/51	10,000	10,342,972
School District of Broward County, GO, 5.00%, 07/01/51(k)	26,045	26,967,408
		67,235,823
Georgia — 0.3%
City of Atlanta Georgia Department of Aviation, Refunding ARB, Series B, AMT, 5.00%, 07/01/47	10,000	10,295,024
Hawaii — 0.3%
State of Hawaii Airports System Revenue, ARB, Series A, AMT, 5.00%, 07/01/48(k)	10,000	10,093,581
Illinois — 0.3%
Sales Tax Securitization Corp., Refunding RB, Series A, 2nd Lien, 5.00%, 01/01/33	10,000	11,469,793
Kansas — 0.8%
Kansas Development Finance Authority, Refunding RB, Series C-1, 5.00%, 09/01/50(k)	26,825	27,821,760
Kentucky — 0.4%
Louisville and Jefferson County Metropolitan Sewer District, Refunding RB, Series C, 5.00%, 05/15/49	11,995	12,575,264
Massachusetts — 0.6%
Commonwealth of Massachusetts, GO, Series I, 5.00%, 12/01/53	10,000	10,510,401
Commonwealth of Massachusetts, GOL, Series C, 5.00%, 10/01/48	9,500	10,053,068
		20,563,469

Schedule of Investments (unaudited)(continued)
February 28, 2026
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Nebraska — 0.9%
Omaha Public Power District, RB, Series A, 5.25%, 02/01/48	$28,050	$ 29,978,412
Nevada — 0.3%
Las Vegas Valley Water District, GOL, Series A, 5.25%, 06/01/50	10,000	10,795,791
New York — 1.8%
Empire State Development Corp., RB, Series A, 5.00%, 03/15/50	12,000	12,513,318
Port Authority of New York & New Jersey, Refunding ARB, AMT, 5.00%, 01/15/52	40,000	40,625,291
Triborough Bridge & Tunnel Authority, Refunding RB, Series A-1, 5.00%, 05/15/51	9,070	9,410,738
		62,549,347
Pennsylvania — 0.3%
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, AMT, 5.00%, 07/01/51(k)	10,000	10,128,449
Texas — 0.9%
City of El Paso Texas Water & Sewer Revenue, Refunding RB, 5.00%, 03/01/52	10,000	10,315,259
Texas Water Development Board, RB, Series A, 5.00%, 10/15/44	16,930	18,478,344
		28,793,603
Utah — 0.3%
City of Salt Lake City Utah Airport Revenue, ARB, Series A, AMT, 5.25%, 07/01/48(k)	10,000	10,159,281
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 10.6% (Cost: $351,498,473)		361,009,250
Non-Agency Mortgage-Backed Securities
Mortgage-Backed Securities — 0.1%
City of Dallas Housing Finance Corp., Series 2025- 04FN, Class PT, 4.63%, 10/01/43	3,300	3,482,517
Total Non-Agency Mortgage-Backed Securities — 0.1% (Cost: $3,300,000)		3,482,517

	Shares
Warrants
Construction & Engineering — 0.0%
Brightline West, (Expires 11/26/35, Strike Price USD 5.00)(a)(g)	351,882	703,764
Total Warrants — 0.0% (Cost: $ — )		703,764
Total Long-Term Investments — 100.0% (Cost: $3,374,658,430)		3,403,997,252
Security	Shares	Value
Short-Term Securities
Money Market Funds — 2.2%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 1.72%(l)(m)	74,549,454	$ 74,556,909

	Par (000)
	U.S. Treasury Obligations — 5.0%
U.S. Treasury Bills, 3.66%, 03/10/26(n)	$170,000	169,862,992
	Total Short-Term Securities — 7.2% (Cost: $244,403,662)	244,419,901
	Total Investments — 107.2% (Cost: $3,619,062,092)	3,648,417,153
	Liabilities in Excess of Other Assets — (0.2)%	(5,017,639)
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (7.0)%	(239,214,415)
	Net Assets — 100.0%	$ 3,404,185,099

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	When-issued security.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Zero-coupon bond.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(i)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(k)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between July 1, 2027 to March 1, 2031, is $75,563,707.

(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.
(n)	Rates are discount rates or a range of discount rates as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2026
BlackRock Strategic Municipal Opportunities Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 27,152,306	$ 47,404,603 (a)	$ —	$ —	$ —	$ 74,556,909	74,549,454	$ 1,968,379	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ —	$ —	$ 4,451,096	$ 4,451,096
Municipal Bonds	—	3,034,350,625	—	3,034,350,625
Municipal Bonds Transferred to Tender Option Bond Trusts	—	361,009,250	—	361,009,250
Non-Agency Mortgage-Backed Securities	—	3,482,517	—	3,482,517
Warrants	—	—	703,764	703,764
Short-Term Securities
Money Market Funds	74,556,909	—	—	74,556,909
U.S. Treasury Obligations	—	169,862,992	—	169,862,992
	$74,556,909	$3,568,705,384	$5,154,860	$3,648,417,153
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $237,914,965 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
Portfolio Abbreviation (continued)
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds

Schedule of Investments (unaudited)(continued)
February 28, 2026
BlackRock Strategic Municipal Opportunities Fund

Portfolio Abbreviation (continued)
COP	Certificates of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
HUD SECT 8	U.S. Department of Housing and Urban Development Section 8
M/F	Multi-Family
PSF	Permanent School Fund
RB	Revenue Bonds
S/F	Single-Family
SAB	Special Assessment Bonds
SAW	State Aid Withholding
ST	Special Tax
TA	Tax Allocation
Schedule of Investments